Accrued Expenses and Deferred Revenue (Details) - SEK (kr) kr in Thousands	Dec. 31, 2022	Dec. 31, 2021
Accrued Expenses and Deferred Revenue
Vacation pay liabilities	kr 8,310	kr 6,107
Accrued salaries and Board fees	28,186	16,786
Social security costs	7,065	5,492
Deferred revenue		3,387
Accrued rebates on sales	15,849
Accrued expenses for royalty	12,023
Accrued expenses for research and development	34,637	4,230
Accrued expenses for marketing and selling	21,543	1,242
Accrued expenses for administration	8,832	16,309
Total	kr 136,446	kr 53,553